Warrant liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrant Liabilities
Schedule of Warrant Liabilities at Fair Value on a Recurring Basis

The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	March 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$—	$300,000	$—
Private Placement Warrants	$315,000	$—	$315,000	$—
Warrant liabilities at March 31, 2024	$615,000	$—	$615,000	$—

Description	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$—	$300,000	$—
Private Placement Warrants	$315,000	$—	$315,000	$—
Warrant liabilities at December 31, 2023	$615,000	$—	$615,000	$—

The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$—	$300,000	$—
Private Placement Warrants	$315,000	$—	$315,000	$—
Warrant liabilities at December 31, 2023	$615,000	$—	$615,000	$—

Description	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	$315,000	$—	$315,000	$—
Warrant liabilities at December 31, 2022	$615,000	$300,000	$315,000	$—